INVENTORY (Schedule of Inventory, Net) (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials and components		$ 13,296	$ 10,758
Work in progress		11,735	7,297
Spare parts		18,272	19,557
Finished goods		604	993
Total inventory	[1]	$ 43,907	$ 38,605

[1]	The total amount of Rotables included in the company spare parts inventory for the years ended December 31, 2019 and 2018 were $8,886 and $8,284, respectively.